Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 12, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)	$ 0.055
Series A
Disclosure of classes of share capital [line items]
Total dividends declared			$ 7	$ 7
Dividends declared per share (in CAD per share)	0.17981
Series B
Disclosure of classes of share capital [line items]
Total dividends declared			$ 3	1
Dividend rate on preference shares			2.00%
Dividends declared per share (in CAD per share)	0.37991
Series C
Disclosure of classes of share capital [line items]
Total dividends declared			$ 14	11
Dividend rate on preference shares		3.10%
Dividends declared per share (in CAD per share)	0.36588
Series D
Disclosure of classes of share capital [line items]
Total dividends declared			$ 1	0
Dividend rate on preference shares		3.10%	3.10%
Dividends declared per share (in CAD per share)	0.45578
Series E
Disclosure of classes of share capital [line items]
Total dividends declared			$ 13	12
Dividend rate on preference shares			3.65%
Dividends declared per share (in CAD per share)	0.43088
Series G
Disclosure of classes of share capital [line items]
Total dividends declared			$ 8	8
Dividends declared per share (in CAD per share)	$ 0.31175
Preferred Shares
Disclosure of classes of share capital [line items]
Total dividends declared			$ 46	$ 39